Accounting Policies, by Policy (Policies)	3 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Basis of preparation of the interim consolidated financial statements
a.	Basis of preparation of the interim consolidated financial statements:

The interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles for the preparation of financial statements for interim periods, as prescribed in IAS 34, “Interim Financial Reporting”.

Implementation of new accounting standards
b.	Disclosure of New Standards in the Period Prior to Their Adoption:

Amendment to IAS 1, Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current and subsequent amendment: Non-Current Liabilities with Covenants

The Amendment, together with the subsequent amendment to IAS 1 (see hereunder) replaces certain requirements for classifying liabilities as current or non-current. According to the Amendment, a liability will be classified as non-current when the entity has the right to defer settlement for at least 12 months after the reporting period, and it “has substance” and is in existence at the end of the reporting period. According to the subsequent amendment, as published in October 2022, covenants with which the entity must comply after the reporting date do not affect classification of the liability as current or non-current. Additionally, the subsequent amendment adds disclosure requirements for liabilities subject to covenants within 12 months after the reporting date, such as disclosure regarding the nature of the covenants, the date they need to be complied with and facts and circumstances that indicate the entity may have difficulty complying with the covenants. Furthermore, the Amendment clarifies that the conversion option of a liability will affect its classification as current or non-current, other than when the conversion option is recognized as equity.

The Amendment and subsequent amendment are effective for reporting periods beginning on or after January 1, 2024 with earlier application being permitted. The Amendment and subsequent amendment are applicable retrospectively, including an amendment to comparative data.

The Company believes that the adoption of the Amendment will not have an effect on its financial statements.